Deposits - Time Deposits by Year of Maturity (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Banking And Thrift [Abstract]
2016	$ 218,492
2017	78,214
2018	23,329
2019	7,112
2020	7,121
Thereafter	3,866
Total	$ 338,134